Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) - Dec. 31, 2015	EUR (€)	SGD
Hedge on R&D and Other Operating Expense Forecasted [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional amount	€ 243,000,000
Hedge on R&D and Other Operating Expense Forecasted [Member] | Currency Collars [Member]
Derivative [Line Items]
Notional amount	268,000,000
Hedge on Manufacturing Cost Forecast [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional amount	342,000,000	SGD 118,000,000
Hedge on Manufacturing Cost Forecast [Member] | Currency Collars [Member]
Derivative [Line Items]
Notional amount	€ 401,000,000